NEUBERGER BERMAN EQUITY FUNDS(R)

Supplement to the Prospectuses dated December 17, 2007, as amended February 22, 2008.

NEUBERGER BERMAN LARGE CAP DISCIPLINED GROWTH FUND
CLASS A, CLASS C AND INSTITUTIONAL CLASS SHARES


THE FOLLOWING IS A CORRECTION ON PAGE 41 (FOR THE CLASS A AND C SHARES PROSPECTUS) AND PAGE 27 (FOR THE INSTITUTIONAL CLASS PROSPECTUS) IN THE SECTION ENTITLED "RELATED PERFORMANCE":

The asset size of Large Cap Disciplined Growth Composite as of December 31, 2007 was approximately $2.26 billion.


THE DATE OF THIS SUPPLEMENT IS FEBRUARY 26, 2008.


                                            NEUBERGER BERMAN
                                            A LEHMAN BROTHERS COMPANY
                                            NEUBERGER BERMAN MANAGEMENT, INC.
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                                            New York, NY  10158-0180
                                            SHAREHOLDER SERVICES
                                            800.877.9700
                                            INSTITUTIONAL SERVICES
                                            800.366.6264
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